S000071943 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Nuveen Winslow Large-Cap Growth ESG ETF | Nuveen Winslow Large-Cap Growth ESG ETF
Prospectus [Line Items]
Annual Return [Percent]	13.06%	29.18%	43.50%	(31.57%)